Staff costs and Directors' remuneration - Summary of Staff Costs (Parenthetical) (Detail) - Costs by employer [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about employees and directors [Line Items]
Exceptional items	$ 1,444	$ 1,358	$ 2,180
Costs borne by IHG [member]
Disclosure of information about employees and directors [Line Items]
Exceptional items	$ 569	500	735
System Fund [member] | 2020 reorganisation programme [Member]
Disclosure of information about employees and directors [Line Items]
Exceptional items		20
Exceptional items [member] | Costs borne by IHG [member] | Comprehensive efficiency programme [member]
Disclosure of information about employees and directors [Line Items]
Exceptional items			9
Exceptional items [member] | Costs borne by IHG [member] | Reorganisation programmes [member]
Disclosure of information about employees and directors [Line Items]
Exceptional items		$ 27
Exceptional items [member] | System Fund [member] | Comprehensive efficiency programme [member]
Disclosure of information about employees and directors [Line Items]
Exceptional items			$ 8